NOTE 13: WARRANT LIABILITY	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
WARRANT LIABILITY

NOTE 13: WARRANT LIABILITY

					Warrants Outstanding as at December 31,
Issuance	Expiry Date	Exercise Price	Warrants issued	Common shares upon exercise	2018	2017
Convertible Debt Conversion (1)	April 23, 2020	C $0.39 $0.30	11,373,368	11,373,368	11,373,368	–
Note conversion (2)	April 23, 2020	C $0.39 $0.30	268,817	268,817	268,817	–
Shares issued (3)	June 11, 2019	C $0.36 $0.28	2,000,000	2,000,000	2,000,000	–
Note conversion (4)	October 22, 2019	C $0.36 $0.28	517,132	517,132	517,132	–
Shares issued (5)	October 22, 2019	C $0.36 $0.28	312,903	312,903	312,903	–
Convertible Debt Conversion (6)	December 14, 2020	C $0.36 $0.28	422,678	422,678	422,678	–
			14,894,898	14,894,898	14,894,898	–

The warrants are classified as a financial instrument under the principles of IFRS 9, as the exercise price is in Canadian dollars while the functional currency of the Company is the US dollar. Accordingly, warrants are remeasured to fair value at each reporting date with the change in fair value charged to change in fair value of warrant liability.

(1)	On April 23, 2018, as part of the Transaction, the Company converted convertible debentures and issued 11,373,368 share purchase warrants (note 14(a)).
(2)	On April 23, 2018, as part of the Transaction, the Company converted $50,000 of notes payable into 268,817 units; each consists of one common share and one common share purchase warrant (note 14(a)).
(3)	On June 11, 2018, the Company issued 2,000,000 units; each consists of one common share and one common share purchase warrant (note 14(a), note 23).
(4)	On October 23, 2018, the Company converted $122,030 of notes payable into 517,132 units; each consists of one common share and one common share purchase warrant (note 14(a)).
(5)	On October 23, 2018, the Company issued 312,903 units; each consists of one common share and one common share purchase warrant (note 14(a)).
(6)	On December 31, 2018, the Company issued 422,678 units; consisting of 422,678 common shares and 422,678 common share purchase warrants (note 14(a)).

The total fair values of the warrants at their respective issue dates and December 31, 2018 are as follows:

	As at December 31,
	2018	2017
Balance, beginning of period	$–	$–
Convertible Debt Conversion (1)	1,317,916	–
Shares issued (1)	303,427	–
Note conversion (1)	83,254	–
Change in fair value of warrant liability (2)	(1,598,425)	–
Total warrant liability	106,172	–
Less: non-current portion	(101,698)	–
Current portion of warrant liability	$4,474	$–

During the year ended December 31, 2018, 2017 and 2016, the Company recognized the following gain on revaluation of the share purchase warrant liability:

	Years ended December 31,
	2018	2017	2016
Convertible Debt Conversion	1,247,038	$–	$–
Shares issued	300,798	–	–
Note conversion	50,589	–	–
	1,598,425	$–	$–

(1)	Fair value at issuance based on the following assumptions for the Black-Scholes option pricing:

Risk-free interest rate	1.80% - 2.25%
Expected life	1 - 2 years
Expected volatility	100.0%
Forfeiture rate	0.0%
Dividend rate	0.0%

(2)	Fair value at December 31, 2018 based on the following assumptions for the Black-Scholes option pricing:

Risk-free interest rate	1.85%
Expected life	0.44 - 1.96 years
Expected volatility	100.0%
Forfeiture rate	0.0%
Dividend rate	0.0%